UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
REVENUES:
Investment Income from life insurance policies held using investment method	$ 1,817,764	$ 10,629,978	$ 18,473,597	$ 24,610,444	$ 37,828,829	$ 120,000
Change in fair value of life insurance policies (policies held using fair value method)	17,108,380	495,525	21,447,464	3,801,031	5,413,751	0
Total active management revenue	18,926,144	11,125,503	39,921,061	28,411,475	43,242,581	120,000
Total revenues	21,120,930	11,507,748	42,705,904	29,784,048	44,713,553	1,199,986
COST OF REVENUES (excluding depreciation and amortization stated below)
Total cost of revenue	3,364,957	1,754,894	4,827,907	3,840,969	6,245,131	735,893
Gross Profit	17,755,973	9,752,854	37,877,997	25,943,079	38,468,422	464,093
OPERATING EXPENSES:
Sales and marketing	1,704,154	14,905	3,116,999	1,664,403	2,596,140	0
General and administrative	9,838,951	59,816	11,113,382	706,523	1,066,403	101,406
(Gain) loss on change in fair value of debt	(2,088,797)	(1,235,032)	309,865	(859,519)	90,719	0
Unrealized loss (gain) on investments	306,800	246,846	(491,356)	1,301,821	1,045,623	0
Other operating expenses					0	493,849
Depreciation and amortization	1,694,853	1,071	1,696,994	3,211	4,282	2,447
Total operating expenses	11,455,961	(912,394)	15,745,884	2,816,439	4,803,168	597,702
Operating income (loss)	6,300,012	10,665,248	22,132,113	23,126,640	33,665,255	(133,609)
OTHER INCOME (EXPENSE)
Loss on change in fair value of warrant liability	(943,400)	0	(943,400)	0
Interest (expense)	(2,679,237)	0	(3,620,695)	0	(41,324)	0
Interest income	63,826	0	71,283	0	1,474
Other income (expense)	20,086	42,289	(1,565)	(199,958)	(347,013)	0
Total other income (expense)	(3,538,725)	42,289	(4,494,377)	(199,958)	(388,337)	0
Net income before provision for income taxes	2,761,287	10,707,537	17,637,736	22,926,682	33,276,917	(133,609)
Income tax expense	1,710,315	352,081	2,238,419	648,887	889,943	0
NET INCOME	1,050,972	10,355,456	15,399,317	22,277,795	32,386,975	(133,609)
LESS: NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTEREST	147,611	363,452	(339,692)	770,093	704,699	(148,155)
NET INCOME ATTRIBUTABLE TO SHAREHOLDERS	$ 903,361	$ 9,992,004	$ 15,739,009	$ 21,507,702	$ 31,682,275	$ 14,546
EARNINGS PER SHARE:
Earnings per share - basic (in dollars per share)	$ 0.01	$ 0.2	$ 0.29	$ 0.43	$ 0.63	$ 0
Earnings per share - diluted (in dollars per share)	$ 0.01	$ 0.2	$ 0.29	$ 0.43	$ 0.63	$ 0
Weighted-average units outstanding - basic (in shares)	63,349,823	50,369,350	54,632,826	50,369,350	50,639,350	50,639,350
Weighted-average units outstanding - diluted (in shares)	63,349,823	50,369,350	54,632,826	50,369,350	50,639,350	50,639,350
NET INCOME	$ 1,050,972	$ 10,355,456	$ 15,399,317	$ 22,277,795	$ 32,386,975	$ (133,609)
Other comprehensive income, net of tax:
Change in fair value of debt (risk adjusted)	(1,016,034)	(523,083)	(1,248,010)	1,494,476	1,395,829	0
Comprehensive income before non-controlling interests	34,938	9,832,373	14,151,307	23,772,271	33,782,804	0
LESS: NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTEREST					704,699
Net and comprehensive income (loss) attributable to non-controlling interests	(91,292)	124,677	(635,041)	1,136,586	342,994	0
Comprehensive income attributable to Abacus Life, Inc.	126,230	9,707,696	14,786,348	22,635,685	32,735,111	0
Portfolio servicing revenue
REVENUES:
Revenue	224,569	382,245	814,626	1,372,573	1,470,973	1,079,986
Originations revenue
REVENUES:
Revenue	1,970,217	0	1,970,217	0
Related Party | Portfolio servicing revenue
REVENUES:
Revenue	168,899	132,220	711,975	752,379	818,300	699,884
Related Party | Originations revenue
REVENUES:
Revenue	254,517	0	254,517	0
Nonrelated Party | Portfolio servicing revenue
REVENUES:
Revenue	55,670	250,025	102,651	620,194	652,672	380,102
Nonrelated Party | Originations revenue
REVENUES:
Revenue	$ 1,715,700	$ 0	$ 1,715,700	$ 0
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
REVENUES:
Revenue					25,203,463	22,592,144
COST OF REVENUES (excluding depreciation and amortization stated below)
Total cost of revenue					16,561,005	14,205,341
Gross Profit					8,642,458	8,386,803
OPERATING EXPENSES:
General and administrative					8,674,425	7,439,549
Depreciation and amortization					12,165	10,139
Total operating expenses					8,686,590	7,449,688
Operating income (loss)					(44,132)	937,115
OTHER INCOME (EXPENSE)
Interest (expense)					(8,817)	0
Interest income					2,199	11,500
Consulting income					273	50,000
Total other income (expense)					(6,345)	61,500
Net income before provision for income taxes					(50,477)	998,615
Income tax expense					2,018	1,200
NET INCOME					$ (52,495)	$ 997,415
EARNINGS PER SHARE:
Earnings per share - basic (in dollars per share)					$ 400	$ 400
Earnings per share - diluted (in dollars per share)					$ 400	$ 400
Weighted-average units outstanding - basic (in shares)					131.24	2,493.54
Weighted-average units outstanding - diluted (in shares)					131.24	2,493.54
NET INCOME					$ (52,495)	$ 997,415
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE | Originations revenue
REVENUES:
Revenue					25,203,463	22,592,144
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE | Related Party
COST OF REVENUES (excluding depreciation and amortization stated below)
Total cost of revenue					11,022,535	11,527,312
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE | Related Party | Originations revenue
REVENUES:
Revenue					18,153,456	17,685,770
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE | Nonrelated Party
COST OF REVENUES (excluding depreciation and amortization stated below)
Total cost of revenue					5,538,470	2,678,029
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE | Nonrelated Party | Originations revenue
REVENUES:
Revenue					$ 7,050,007	$ 4,906,374